Leases - Operating Leases Future Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
Remainder of 2022	$ 30
2023	3
2024	2
2025	3
2026 and thereafter	1
Total undiscounted cash flows	$ 39	$ 37